Background and Basis of Presentation (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($) Segment	Dec. 31, 2014 USD ($) Segment
Debt Instrument [Line Items]
Borrowings outstanding under existing financing arrangements	$ 2,800.0	$ 1,300.0
Market segments | Segment	2	2
Revolving Credit Facilities | Revolving Credit Facilities
Debt Instrument [Line Items]
Credit facility, remaining borrowing capacity	$ 35.0	$ 66.9
Revolving Credit Facilities | New Page Holding Inc. | Revolving Credit Facilities
Debt Instrument [Line Items]
Credit facility, remaining borrowing capacity	$ 155.0